Stockholders' Equity (Deficit), Temporary Equity and Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Noncontrolling Interest

As of December 31, 2025, the noncontrolling interests in the Company’s consolidated entities are comprised of the following (11 entities):

Entities - Major Owner	Noncontrolling Interest	Company Ownership	Total
Entities 1-3	99%	1%	100%
Entity 4	95%	5%	100%
Entity 5	92%	8%	100%
Entity 6	88%	12%	100%
Entity 7	77%	23%	100%
Entity 8	75%	25%	100%
Entity 9	70%	30%	100%
Entity 10	68%	32%	100%
Entity 11	67%	33%	100%

As of December 31, 2024, the noncontrolling interests in the Company’s consolidated entities were comprised of the following:

Entities - Major Owner	Noncontrolling Interest	Company Ownership	Total
Entities 1-3	99%	1%	100%
Entity 4	95%	5%	100%
Entity 5	92%	8%	100%
Entity 6	78%	22%	100%
Entity 7	75%	25%	100%
Entity 8	70%	30%	100%
Entity 9	68%	32%	100%
Entity 10	67%	33%	100%
Entity 11	52%	48%	100%